Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information
Document Type	POS AM
Entity Registrant Name	Rush Street Interactive, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001793659
Amendment Flag	true
Amendment Description	On February 5, 2021, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-252810), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the "SEC") on February 11, 2021 (the "Registration Statement"). On May 11, 2021, the registrant filed with the SEC Post-Effective Amendment No. 1 to the Registration Statement ("Amendment No. 1").This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant's Quarterly Report on Form 10-Q and certain other information in the Registration Statement and Amendment No. 1. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.